Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management and fair values of financial instruments
35.	Financial risk management and fair values of financial instruments

a)	Financial instruments by category

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	—	11,471	375
Financial assets at fair value through other comprehensive income
Designation of equity instruments	—	174,357	5,696
Available-for-sale financial assets
Non-current financial assets carried at cost	20,890	—	—
Financial assets at amortized cost/loans and receivables
Cash and cash equivalents	8,035,714	4,642,522	151,667
Financial assets at amortized cost	—	268,271	8,763
Accounts and notes receivable	4,015,734	4,747,288	155,090
Accounts receivable – related parties	11	140	5
Other receivables	56,716	63,037	2,059
Other receivables – related parties	4,534	3,131	102
Refundable deposits	21,342	22,006	719
Other financial assets	70,241	—	—

	12,225,182	9,932,223	324,476

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	969,353	—	—
Accounts payable	687,960	637,271	20,819
Accounts payable – related parties	226	347	11
Payables to contractors and equipment suppliers	713,313	1,516,735	49,550
Other payables	1,980,182	1,678,482	54,835
Other payables – related parties	36	218	7
Long-term bank loans (including current portion)	9,642,021	9,789,518	319,815
Guarantee deposits	1,371	1,092	35

	13,994,462	13,623,663	445,072

b)	Financial risk management

The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities. The Group identifies, measures and manages the aforementioned risks based on policy and risk appetite.

The Group has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial transactions, due approval process by the Board of Directors must be carried out based on related protocols and internal control procedures. The Group complies with its financial risk management policies at all times.

(a)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risk.

i)	Foreign currency risk

The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Group’s functional currency) and the Group’s net investments in foreign operations.

The Group applies natural hedges from using accounts receivable and accounts payable denominated in the same currency. However, this natural hedge does not concur with the requirement for hedge accounting. Furthermore, as net investments in foreign operations are for strategic purposes, they are not hedged by the Group.

The Group’s foreign currency exposure gives rise to market risks associated with exchange rate movements against the NT dollar for cash and cash equivalents, accounts receivable, other receivables, bank loans, accounts payable and other payables.

The Group’s businesses involve some non-functional currency operations. The information on the assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2017
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	208,066	29.7600	6,192,044
JPY000	798,254	0.2642	210,899
RMB000	167,484	4.5650	764,564
Financial liabilities
Monetary items
US$000	16,036	29.7600	477,231
JPY000	1,071,432	0.2642	283,072

	December 31, 2018
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	170,270	30.7150	5,229,843
JPY000	177,557	0.2782	49,396
RMB000	8,850	4.4720	39,577
Financial liabilities
Monetary items
US$000	18,230	30.7150	559,934
JPY000	2,436,140	0.2782	677,734

The total exchange gain and loss recognized include realized and unrealized gain and loss arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2017 and 2018 amounted to loss of NT$418,970 thousand and gain of NT$93,104 thousand (US$3,041 thousand), respectively.

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized monetary assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate.

	2017
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	309,602	—
JPY000	5%	10,545	—
RMB000	5%	38,228	—
Financial liabilities
US$000	5%	23,862	—
JPY000	5%	14,154	—

	2018
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	261,492	—
JPY000	5%	2,470	—
RMB000	5%	1,979	—
Financial liabilities
US$000	5%	27,997	—
JPY000	5%	33,887	—

ii)	Price risk

The Group’s financial instruments, which are exposed to price risk, are the financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income. To manage its price risk arising from investments in financial instruments, the Group diversifies its portfolio. Diversification of the portfolio is in accordance with the limits set by the Group.

The Group’s investments in financial instruments comprise foreign unlisted stocks and partnerships. The prices of financial instruments would change due to different valuation models and assumptions used. Analysis related to the effect on profit or other comprehensive income if these assumptions change is provided in Note 35 c) (g).

iii)	Interest rate risk on cash flow and fair value

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates.

The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate bank loans.

At December 31, 2018, it is estimated that a general increase or decrease of 100 basis points (1%) in interest rates, with all other variables held constant, would decrease or increase the Group’s profit by approximately NT$98,220 thousand (US$3,209 thousand) (2017: NT$106,447 thousand).

(b)	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily accounts and other receivables) and from its financing activities (primarily deposits with banks and financial instruments).

Each business unit performs ongoing credit evaluation of the debtors’ financial condition according to the Group’s established policy, procedures and control relating to customer credit risk management. The Group maintains an account for loss allowance based upon the available facts and circumstances, historical collection and write-off experiences of all trade and other receivables which consequently minimizes the Group’s exposure to bad debts.

Credit risk from balances with banks and financial institutions is managed by the Group’s finance unit in accordance with the Group’s policy. Bank balances are held with financial institutions of good standing. The Group’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.

The Group adopts the assumptions under IFRS 9 and the default is deemed to have occurred when the contract payments are past due over 90 days.

The Group categorized contract assets, accounts receivable and other receivables by characteristics of credit risk and applied the simplified approach using loss rate methodology to estimate expected credit loss.

The Group used the forecastability of business monitoring indicators to adjust historical and timely information to assess the default possibility of contract assets, accounts receivable and other receivables. On December 31, 2018, the loss rate methodology is as follows:

	December 31, 2018
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	299,970	4,747,974	66,181
Loss allowance	(135)	(2,141)	(13)

Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2018
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1_ IAS 39	—	—	—
Adjustments for applying new standards	(115)	(1,819)	(7)

January 1_IFRS 9	(115)	(1,819)	(7)
Provision for impairment loss	(20)	(322)	(7)
Reversal of impairment loss	—	—	1

December 31	(135)	(2,141)	(13)

For investments in financial assets at amortized cost, the credit rating levels are presented below:

	December 31, 2018
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost Bank deposits (Note)	268,271	—	—	268,271

Note: Time deposits with contract period over three months and restricted bank deposits.

Information related to credit risk for the year ended December 31, 2017 is provided in Note 41.

(c)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Group monitors and maintains adequate cash and banking facilities to finance the Group’s operations. See Notes 24 and 29 about the unused credit lines of the Group.

The maturity profile of the Group’s non-derivative financial liabilities as of December 31, 2017 and 2018 based on the contracted undiscounted payments is as follows:

	December 31, 2017
	Within 1 year	1 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000
Short-term bank loans	971,813	—	—	971,813
Long-term bank loans (including current portion)	2,321,459	7,740,267	—	10,061,726
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499	—	—	1,401,499
Other payables (including related parties)	1,980,218	—	—	1,980,218
Lease obligations payable	12,266	18,266	—	30,532
Guarantee deposits	—	—	1,371	1,371

	6,687,255	7,758,533	1,371	14,447,159

	December 31, 2018
	Within 1 year	1 to 5 years	Over 5 years	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Long-term bank loans (including current portion)	927,243	9,549,327	—	10,476,570	342,260
Accounts payable and payables to contractors and equipment suppliers (including related parties)	2,154,353	—	—	2,154,353	70,380
Other payables (including related parties)	1,678,700	—	—	1,678,700	54,842
Lease obligations payable	18,000	—	—	18,000	588
Guarantee deposits	—	—	1,092	1,092	35

	4,778,296	9,549,327	1,092	14,328,715	468,105

c)	Fair value information

(a)	The different levels of inputs used in valuation techniques to measure fair value of financial and non-financial instruments are provided in Note 2 bb).

(b)

The carrying amounts of cash and cash equivalents, financial assets at amortized cost, contract assets, notes receivable, accounts receivable, other receivables, refundable deposits, bank loans, contract liabilities, accounts payable, payables to contractors and equipment suppliers, other payables, lease obligations payable and guarantee deposits are approximate to their fair values.

(c)	The related information of financial and non-financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities are as follows:

(i)	The related information of natures of the assets and liabilities is as follows:

	December 31, 2018
	Level 1	Level 2	Level 3	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,471	11,471	375
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	174,357	174,357	5,696

	—	—	185,828	185,828	6,071

There were no financial and non-financial instruments measured at fair value as of December 31, 2017.

(ii)	The methods and assumptions the Group used to measure fair value are as follows:

The fair value of the Group’s financial instruments is measured by using valuation techniques or by reference to counterparty quotes. The fair value of financial instruments measured by using valuation techniques can be referred to current fair value of instruments with similar terms and characteristics in substance, discounted cash flow method or other valuation methods, including calculated by applying model using market information available at the consolidated statement of financial position date.

The Group’s financial assets at fair value through profit or loss is measured by using the discounted cash flow method, which derives present value estimates by discounting expected future operating effectiveness and free cash flows projections.

The Group’s financial assets at fair value through other comprehensive income is measured by the comparable company valuation (EV/EBITDA ratio and P/B ratio).

The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial instruments to reflect credit risk of the counterparty and the Group’s credit quality.

(d)	The following table shows the movements of Level 3 for the year ended December 31, 2018:

	December 31, 2018
	Debt instruments		Equity instruments
	NT$000	US$000	NT$000	US$000
January 1	—	—	—	—
Effects on initial application of IFRS 9	11,433	374	89,335	2,918
Gains or losses recognized in profit or loss
Recorded as non-operating income (expenses)	38	1	—	—
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	—	85,022	2,778

December 31	11,471	375	174,357	5,696

There were no Level 3 movements for the year ended December 31, 2017.

(e)

The Group performs the fair value measurements being categorized within Level 3 with assistance from specialist. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, performing back-testing, updating inputs used in the valuation model and making any other necessary adjustments to the fair value.

(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2018 (NT$000)	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
Non-derivative debt instrument:
Foreign partnership interests	11,471	Discounted cash flow	Discount rate	0.35%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	174,357	Comparable companies	Price to book ratio multiple	1.19	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	7.69	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

(g)

The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2018
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	69	68
	Enterprise to EBITDA multiple	± 1%	—	—	1,563	1,512
	Discount for lack of marketability	± 1%	—	—	2,093	2,050

			—	—	3,725	3,630

Note: Based on the Group’s assessment, change in input would not have significant impact on profit or loss or other comprehensive income.